Liquidity and Going Concern	12 Months Ended
Dec. 31, 2012
Liquidity and Going Concern

Note 18. Liquidity and Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As of December 31, 2012, we had cash and cash equivalents of $819,000 and a working capital deficit of $9.6 million. We have filed a Form S-1 with the Securities and Exchange Commission and are currently seeking funding in an IPO of our common stock. We believe our current cash resources, are sufficient to satisfy our liquidity requirements at our current level of operations only through March 31, 2013. If we do not consummate this offering prior to the end of March 2013, we expect that we will need to raise additional financing in the second quarter of 2013, which might not be available on favorable terms, if at all. We have received an oral commitment from Mr. Pappajohn to help us raise, or provide additional funding, should it become necessary to fund our operations for another quarter in order to allow us time to pursue discussions with potential private investors and strategic partners for raising additional capital privately. During the period, we would scale back our general and administrative activities and certain of our research and development activities. We can provide no assurances that any additional sources of financing will be available to us on favorable terms, if at all.